Benefit Obligations (Schedule of Amortization of Accumulated Other Comprehensive Income (Loss), Net Into Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ 1
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ 0